Receivables - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) contract account	Dec. 31, 2020 USD ($) account contract	Dec. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 357	$ 506
Allowances for doubtful accounts	$ 69	62
Wholesale receivables interest free period	12 months
Wholesale receivables stated original maturities	24 months
Significant losses	$ 0	$ 0	$ 0
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts classified as TDRs (in contracts) | contract	173	253
Finance lease receivable, pre-modification value	$ 4
Finance lease receivable, post-modification value	$ 4
Number of accounts bankruptcy proceedings with no concession (in accounts) | account	332	362
Bankruptcy proceeding amount concession not yet determined	$ 22	$ 26
Pre-modification value of retail and finance lease receivable contracts		9
Post-modification value of retail and finance lease receivable contracts		8
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	76	99
Post-modification value of retail and finance lease receivable contracts	$ 69	$ 91
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance leases, term	6 years